UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income		$ 89,428	$ 65,756
Other comprehensive income:
Gains/(losses) associated with pensions, net of tax		2,416	(930)
Share of equity method investment’s comprehensive income/(loss)	[1]	1,161	(179)
Net other comprehensive income/(loss)		3,577	(1,109)
Comprehensive income		93,005	64,647
Comprehensive income attributable to:
Stockholders of Golar LNG Limited		58,895	45,236
Non-controlling interests		34,110	19,411
Comprehensive income		$ 93,005	$ 64,647

[1]	No tax impact for the nine months ended September 30, 2025 and 2024.